Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Allowance for doubtful accounts receivable	$ 20	$ 19
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	20,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	720,000,000	720,000,000
Common stock, shares issued	2,808,598	1,596,195
Common stock, shares outstanding	2,808,598	1,596,195
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	250,000	300,000
Preferred stock, shares outstanding	250,000	300,000
Liquidation preference	$ 366	$ 421
Series D Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50	50
Preferred stock, shares issued	43	43
Preferred stock, shares outstanding	43	43
Liquidation preference	$ 4,320	$ 4,320
Series G Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	5,000,000	5,000,000
Preferred stock, shares outstanding	5,000,000	5,000,000
Liquidation preference	$ 5,000	$ 5,000
Series H-1 Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	2,000
Preferred stock, shares issued	0	1,482
Preferred stock, shares outstanding	0	1,482
Series H-2 Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	500
Preferred stock, shares issued	0	500
Preferred stock, shares outstanding	0	500